HILLVIEW INVESTMENT TRUST II



                                   ALPHA FUND


                            INTERNATIONAL ALPHA FUND




                        HILLVIEW/REMS LEVERAGED REIT FUND




                               SEMI-ANNUAL REPORT

                                December 31, 2002

Inside front cover

                         Hillview Investment Trust II

Dear Shareholders:

The Hillview Alpha Fund and the Hillview International Alpha Fund completed their second full calendar year of operations on December 31, 2002. Hillview Capital Advisers, LLC, the Funds' investment adviser, has overseen the activities of the Funds since their September, 2000 inception and is pleased to provide you with this semi-annual report covering the second half of 2002.

The failure of corporate governance, the persistent weakness of the economy, and the looming threat of war in Iraq all weighed on equity markets during 2002's second half, particularly during the third quarter. As can be seen in the accompanying chart, equity indices around the world fell precipitously during the third quarter; the subsequent fourth quarter rebound was insufficient to reverse the losses suffered earlier.

In this environment, the Hillview Alpha Fund underperformed its benchmarks during the year's second half, posting a decline of 15.9%, as compared to its primary benchmark, the Wilshire 4500, which lost 10.7% over the same period. This resulted from meaningful underperformance during the third quarter, approximately half of which was recovered as equity markets rebounded during the subsequent three months.

Based upon our analysis of the Alpha Fund portfolio, we believe that this underperformance was a function of several factors:

     1) A slight bias in the Fund's holdings to growth stocks, primarily a function of our value-oriented managers finding bargains in beaten up technology holdings
     2) The markets' focus on short-term events, particularly during the third quarter, rather than long-term fundamentals, and
     3) The Fund's exposure to companies which had supplied inaccurate information (e.g., Adelphia Communications), or which reported earnings below expectations due to the weak economy (e.g., EDS).

The International Alpha Fund also lagged behind its benchmark, the MSCI EAFE + Emerging Markets, during the third quarter (-22.5% versus -19.4%), and performed in line with it during the fourth quarter rebound (6.7% as compared to 6.8%). This brought the International Alpha Fund's return to -19.1% for the full year, versus -15.7% for the benchmark.

The Funds were developed to exploit the advantages of active management and fundamental research in less efficient sectors of equity markets. We believe that managers employing a long-term, focused, research-based approach are well positioned relative to their peers in forecasting the future of the companies in which they invested. Simply put, such an approach was generally ineffective during the third quarter of 2002. A more diversified, index-oriented approach, where individual company exposure is limited, was clearly more effective given the environment.

While we maintain that our approach is likely to achieve the desired results over the long-term, we were clearly disappointed with the Funds' returns for 2002's second half and full year. Nonetheless, we have intensively scrutinized the Funds' portfolios, and continually assess each sub-adviser's ability to meet our long-term objectives. We believe that as investors begin to focus more on long-term fundamentals, as they did in the fourth quarter, the benefits of the Funds' approach should manifest themselves.

We are also pleased to announce the launch of the Hillview/REMS Leveraged REIT Fund, the third series of the Hillview Investment Trust II. The Fund is the successor to an unregistered investment partnership that was created in December of 1999. As has been the case throughout the history of the predecessor entity, the Fund's portfolio manager is Edward Turville of the Real Estate Management Services (REMS) Group. The Fund is managed to take advantage of the income and appreciation opportunities in the Real Estate Investment Trust (REIT) sector. The Fund may utilize a modest level of leverage as well as short selling, providing additional tools with which to add value. For additional information, please refer to the Fund's prospectus.

                          Hillview Investment Trust II


Despite the difficulties experienced during 2002, we believe that the Hillview Funds are well positioned to seek alpha, while controlling volatility and tracking error relative to their benchmarks. We continue to utilize, and to seek out, sub-advisers that we believe are capable of providing long-term growth of capital. We believe that the Funds are an important component in a well-diversified portfolio of investments. We appreciate your ongoing confidence in the Funds and in Hillview Capital Advisers. Please do not hesitate to contact us with any questions or comments.



Sincerely,

David Spungen

                                                    HILLVIEW INVESTMENT TRUST II
                                                             ALPHA FUND
                                                      Portfolio of Investments
                                                    December 31, 2002 (Unaudited)



                                                          SHARES                VALUE
                                                    -----------------      -------------
COMMON STOCKS-97.2%
ADVERTISING-0.8%
     Getty Images, Inc.*                                  12,250            $   374,237
     Lamar Advertising Co.*                                4,900                164,885
                                                                            ------------
                                                                                539,122
AEROSPACE/DEFENSE-2.6%
     Boeing Co. (The)                                     19,775                652,377
     Esterline Technologies Corp.*                        28,450                502,711
     GenCorp, Inc.                                        80,200                635,184
                                                                            ------------
                                                                              1,790,272
AGRICULTURE-1.7%
     Monsanto Co.                                         59,650              1,148,263
                                                                            ------------

CABLE TELEVISION-2.3%
     Liberty Media Corp., Class A*                       170,100              1,520,694
                                                                            ------------

CHEMICALS-4.4%
     Ashland, Inc.                                        20,825                594,137
     Crompton Corp.                                       94,100                559,895
     Cytec Industries, Inc.*                              30,425                829,994
     FMC Corp.*                                           17,725                484,247
     PolyOne Corp.                                        82,600                323,792
     Valspar Corp. (The)                                   4,200                185,556
                                                                            ------------
                                                                              2,977,621
COMPUTER SOFTWARE & SERVICES-9.7%
     Brocade Communications Systems, Inc.*                20,250                 83,835
     Ceridian Corp.*                                      71,600              1,032,472
     Cerner Corp.*                                        10,300                321,978
     Computer Associates International, Inc.              67,325                908,887
     Electronic Data Systems Corp.                        32,900                606,347
     Extreme Networks, Inc.*                              24,510                 80,148
     Hewlett-Packard Co.*                                 50,200                871,472
     Insight Enterprises, Inc.*                           20,600                171,186
     Novell, Inc.*                                       468,700              1,565,458
     SERENA Software, Inc.*                                7,700                121,583
     Symbol Technologies, Inc.                            28,300                232,626
     VERITAS Software Corp.*                              15,700                245,234
     Viewpoint Corp.*                                    172,900                323,323
                                                                            ------------
                                                                              6,564,549
CONSULTING SERVICES-0.4%
     MAXIMUS, Inc.*                                       10,000                261,000
                                                                            ------------

CONTAINERS/PACKAGING-0.9%
     Graphic Packaging International Corp.*               59,900                337,836
     Packaging Corp. of America*                          13,400                244,416
                                                                            ------------
                                                                                582,252
DATA SERVICES-4.8%
     Acxiom Corp.*                                        13,900                213,782
     Fair, Isaac and Co., Inc.                            11,085                473,329
     Fiserv, Inc.*                                         7,800                264,810
     New Dun & Bradstreet Corp. (The)*                    30,500              1,051,945
     Reynolds & Reynolds Co., (The)  Class A              47,500              1,209,825
                                                                            ------------
                                                                              3,213,691


                              The accompanying notes are an integral part of the financial statements.

                                                                  3

                                                    HILLVIEW INVESTMENT TRUST II
                                                             ALPHA FUND
                                                Portfolio of Investments (Continued)
                                                    December 31, 2002 (Unaudited)


                                                                        SHARES             VALUE
                                                                   -----------------     -------------

ELECTRICAL EQUIPMENT-2.1%
     Lamson & Sessions Co. (The)*                                      198,700         $      639,814
     MagneTek, Inc.*                                                   120,200                533,688
     Quanta Services, Inc.*                                             31,900                111,650
     Signal Technology Corp.*                                           12,000                129,360
                                                                                          ------------
                                                                                            1,414,512
ELECTRONIC COMPONENTS--SEMICONDUCTOR-3.8%
     International Rectifier Corp.*                                     20,690                381,937
     Intersil Corp., Class A*                                           17,310                241,301
     Linear Technology Corp.                                             8,460                217,591
     Microchip Technology, Inc.                                         18,372                449,195
     Monolithic System Technology, Inc.*                                11,980                144,718
     Mykrolis Corp.*                                                    39,400                287,620
     PLX Technology, Inc.*                                              14,000                 54,740
     Power Intergrations, Inc.*                                         11,480                195,160
     Sanmina-SCI Corp.*                                                 14,400                 64,656
     Semtech Corp.*                                                      6,800                 74,256
     Xilinx, Inc.*                                                      22,410                461,646
                                                                                          ------------
                                                                                            2,572,820
ELECTRONIC PRODUCTION EQUIPMENT-1.1%
     Cooper Industries Ltd., Class A                                    20,450                745,403
                                                                                          ------------

ENTERTAINMENT-0.1%
     Viacom, Inc., Class B*                                              2,300                 93,748
                                                                                          ------------

FINANCE & FINANCIAL SERVICES-6.3%
     Alliance Data Systems Corp.*                                       17,800                315,416
     CIT Group, Inc.*                                                   35,700                699,720
     iDine Rewards Network, Inc.*                                       66,000                700,920
     Washington Mutual, Inc.                                            74,375              2,568,169
                                                                                          ------------
                                                                                            4,284,225
FINANCE & INVESTMENT SERVICES-0.3%
     Stilwell Financial, Inc.*                                          14,350                187,555
                                                                                          ------------

HEALTH CARE COST CONTAINMENT-0.6%
     Caremark Rx, Inc.*                                                 21,680                352,300
     McKesson Corp.                                                      1,000                 27,030
                                                                                          ------------
                                                                                              379,330
HUMAN RESOURCES-0.4%
     On Assignment, Inc.*                                               31,700                270,084
                                                                                          ------------

INDUSTRIAL EQUIPMENT-0.4%
     DT Industries, Inc.*                                              105,700                275,877
                                                                                          ------------

                            The accompanying notes are an integral part of the financial statements.

                                                                 4

                                                    HILLVIEW INVESTMENT TRUST II
                                                             ALPHA FUND
                                                Portfolio of Investments (Continued)
                                                    December 31, 2002 (Unaudited)


                                                               SHARES             VALUE
                                                          -----------------     -------------

INDUSTRIAL SPECIALTIES-0.4%
     RPM International,  Inc.                                  16,020         $      244,786
                                                                                 ------------

INSURANCE-7.7%
     Aetna, Inc.                                               22,350                919,032
     American Physicians Capital, Inc.*                        13,075                245,941
     Aon Corp.                                                 35,875                677,679
     Arthur J. Gallagher & Co.                                  7,510                220,644
     IPC Holdings, Ltd.*                                       26,950                850,003
     Loews Corp.                                               12,875                572,423
     PartnerRe Ltd.                                            22,600              1,171,132
     Willis Group Holdings Ltd.*                               19,400                556,198
                                                                                 ------------
                                                                                   5,213,052
INTERNET SOFTWARE & CONTENT-1.8%
     Check Point Software Technologies Ltd.*                    6,840                 88,715
     DigitalThink, Inc.*                                      297,400                520,450
     Retek, Inc.*                                              34,312                 93,329
     Symantec Corp.*                                            7,390                299,369
     webMethods, Inc.*                                         29,600                243,312
                                                                                 ------------
                                                                                   1,245,175
MACHINERY-2.5%
     Gehl Co.                                                  55,100                480,472
     JLG Industries, Inc.                                      76,900                579,057
     Nacco Industries, Inc., Class A                           14,625                640,136
                                                                                 ------------
                                                                                   1,699,665
MANUFACTURING-2.7%
     ATMI, Inc.*                                               12,100                224,092
     Callaway Golf Co.                                         11,150                147,737
     Furniture Brands International, Inc.*                     12,300                293,355
     GrafTech International Ltd.*                              53,800                320,648
     Harman International Industries, Inc.                     11,000                654,500
     ITT Industries, Inc.                                       3,200                194,208
                                                                                 ------------
                                                                                   1,834,540
MEDICAL MANAGEMENT SERVICES-2.2%
     AmeriPath, Inc.*                                          33,000                709,500
     Health Net, Inc.*                                         23,200                612,480
     Humana, Inc.*                                             19,600                196,000
                                                                                 ------------
                                                                                   1,517,980
MEDICAL TECHNOLOGIES-6.5%
     Abbott Laboratories                                       31,900              1,276,000
     AmerisourceBergen Corp.                                    5,480                297,619
     Ariad Pharmaceuticals, Inc.*                             208,700                500,880
     Diversa Corp.*                                             9,850                 89,142
     Eclipsys Corp.*                                           39,620                211,967
     Invitrogen Corp.*                                         16,360                511,904
     PRAECIS Pharmaceuticals, Inc.*                           266,700                866,775
     QIAGEN N.V.*                                              59,720                309,947
     Wyeth                                                      8,700                325,380
                                                                                 ------------
                                                                                   4,389,614
METALS-2.9%
     AK Steel Holding Corp.*                                   76,000                608,000
     A. M. Castle & Co.*                                       84,600                384,930
     Commonwealth Industries, Inc.                            141,698                967,797
                                                                                 ------------
                                                                                   1,960,727

                            The accompanying notes are an integral part of the financial statements.

                                                                 5

                                                    HILLVIEW INVESTMENT TRUST II
                                                             ALPHA FUND
                                                Portfolio of Investments (Continued)
                                                    December 31, 2002 (Unaudited)


                                                                 SHARES             VALUE
                                                            -----------------     -------------

OFFICE/BUSINESS EQUIPMENT-2.5%
     Xerox Corp.*                                               209,000         $    1,682,450
                                                                                   ------------

OIL & GAS - EQUIPMENT & SERVICES-0.6%
     National-Oilwell, Inc.*                                     19,400                423,696
                                                                                   ------------

OIL & GAS EXPLORATION-0.8%
     GlobalSantaFe Corp.                                         10,000                243,200
     Mission Resources Corp.*                                   309,400                126,854
     Westport Resources Corp.*                                    7,500                156,000
                                                                                   ------------
                                                                                       526,054
PUBLISHING & BROADCASTING-5.7%
     AOL Time Warner,  Inc.*                                     92,000              1,205,200
     Beasley Broadcast Group, Inc., Class A*                      2,500                 29,900
     Bowne & Co., Inc.                                           40,925                489,054
     Gemstar-TV Guide International, Inc.*                      204,900                665,925
     Knight-Ridder, Inc.                                         20,000              1,265,000
     Scholastic Corp.*                                            5,000                179,750
                                                                                   ------------
                                                                                     3,834,829
REAL ESTATE INVESTMENT TRUST-0.4%
     FelCor Lodging Trust, Inc.--REIT                            25,000                286,000
                                                                                   ------------

RETAIL-8.9%
     Abercrombie & Fitch Co., Class A*                           10,800                220,968
     American Eagle Outfitters, Inc.*                            19,700                271,466
     Best Buy Co., Inc.*                                          5,000                120,750
     Dillard's, Inc., Class A                                    29,850                473,421
     Dollar Tree Stores, Inc.*                                   40,510                995,331
     Fleming Companies, Inc.                                     13,200                 86,724
     Hasbro, Inc.                                                77,825                898,879
     InterTan, Inc.*                                             44,000                314,600
     Linens 'N Things, Inc.*                                     13,830                312,558
     Office Depot, Inc.*                                         84,452              1,246,512
     Tiffany & Co.                                                4,200                100,422
     Toys "R" Us, Inc.*                                          89,700                897,000
     Ultimate Electronics, Inc.*                                  7,760                 78,764
                                                                                   ------------
                                                                                     6,017,395
STEEL PIPE & TUBE-1.1%
     Shaw Group, Inc. (The)*                                     46,200                759,990
                                                                                   ------------

TELECOMMUNICATIONS-3.2%
     D&E Communications, Inc.                                   107,700                900,372
     EMS Technologies, Inc.*                                     40,800                636,929
     MasTec, Inc.*                                               22,300                 65,785
     RF Micro Devices, Inc.*                                     14,770                108,264
     Tellabs, Inc.*                                              65,425                475,640
                                                                                   ------------
                                                                                     2,186,990

                            The accompanying notes are an integral part of the financial statements.

                                                                 6


                                                    HILLVIEW INVESTMENT TRUST II
                                                             ALPHA FUND
                                                Portfolio of Investments (Concluded)
                                                    December 31, 2002 (Unaudited)


                                                                                                  SHARES             VALUE
                                                                                             -----------------     -------------
THERAPEUTICS-1.3%
     Cell Therapeutics, Inc.*                                                                     22,400            $   162,848
     United Therapeutics Corp.*                                                                   42,200                704,740
                                                                                                                    ------------
                                                                                                                        867,588
TRANSPORTATION-2.0%
     CNF, Inc.                                                                                    22,200                737,928
     EGL, Inc.*                                                                                   31,400                447,450
     Swift Transportation Co., Inc.*                                                               8,100                162,146
                                                                                                                    ------------
                                                                                                                      1,347,524
TRAVEL, LEISURE & RECREATION-0.4%
     Royal Caribbean Cruises Ltd.                                                                 18,000                300,600
                                                                                                                    ------------

WASTE DISPOSAL-0.9%
     Waste Connections, Inc.*                                                                     16,510                637,451
                                                                                                                    ------------

TOTAL COMMON STOCKS
    (Cost-$73,281,153)                                                                                               65,797,124
                                                                                                                    ------------

WARRANTS-0.0%
FINANCE & FINANCIAL SERVICES
     Imperial Credit Industry*(A), expiring 01/31/08                                               4,760                   0.00
                                                                                                                    ------------
     (Cost-$0)


                                                                                                    PAR
SHORT-TERM INVESTMENTS-3.0%                                                                        (000)
                                                                                             -----------------
Wilmington Trust Prime Money Market Fund
    1.080%                                                                                      $  1,999              1,999,349
                                                                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS
    (Cost-$1,999,349)                                                                                                 1,999,349
                                                                                                                    ------------

TOTAL INVESTMENTS-100.2%
    (Cost-$75,280,502)                                                                                               67,796,473
                                                                                                                    ------------

LIABILITIES IN EXCESS OF OTHER ASSETS-(0.2%)                                                                           (164,293)
                                                                                                                    ------------

NET ASSETS-100.0%                                                                                                   $67,632,180
                                                                                                                    ============


--------------
* Non-income producing securities
REIT - Real Estate Investment Trust
(A) Fair valued by management


                            The accompanying notes are an integral part of the financial statements.

                                                    HILLVIEW INVESTMENT TRUST II
                                                      INTERNATIONAL ALPHA FUND
                                                      Portfolio of Investments
                                                    December 31, 2002 (Unaudited)


                                                             SHARES                VALUE
                                                        -----------------      -------------
COMMON STOCKS-96.8%
AUSTRALIA-3.6%
     Ansell Ltd.*                                               48,700          $    205,673
     John Fairfax Holdings Ltd.                                161,700               293,192
     News Corp. Ltd., (The) ADR                                  7,500               196,875
     Telstra Corp. Ltd.                                         85,800               213,065
                                                                                -------------
                                                                                     908,805
BERMUDA-0.9%
     Accenture Ltd.*                                            12,600               226,674
                                                                                -------------

BRAZIL-0.5%
     Unibanco De Bancos Brasileiros SA GDR                      11,300               123,735
                                                                                -------------

DENMARK-0.7%
     Group 4 Falck AS                                            8,876               187,469
                                                                                -------------

FINLAND-1.5%
     Metso Corp.                                                25,900               279,935
     Nokia Oyj                                                   7,300               116,053
                                                                                -------------
                                                                                     395,988
FRANCE-11.9%
     BNP Paribas SA                                             14,500               590,821
     Dassault Systemes SA                                        5,000               107,500
     Euronext                                                    7,500               162,990
     Michelin, Compagnie Generale                                4,400               151,719
     Neopost SA*                                                 6,900               222,284
     Schneider Electric SA                                       4,700               222,382
     Thomson Multimedia ADR*                                     9,200               155,480
     Total Fina Elf SA                                           2,500               357,042
     Total Fina Elf SA ADR                                       3,200               228,800
     Vinci SA                                                    3,380               190,464
     Vivendi Universal SA                                       39,400               636,291
                                                                                -------------
                                                                                   3,025,773
GERMANY-2.3%
     Deutsche Boerse AG                                          5,100               204,220
     Henkel KGaA                                                 2,980               189,344
     SAP AG ADR                                                  9,900               193,050
                                                                                -------------
                                                                                     586,614
HONG KONG-1.7%
     Cathay Pacific Airways Ltd. ADR                            35,000               238,994
     HongKong Electric Holdings Ltd.                            50,700               191,790
                                                                                -------------
                                                                                     430,784
IRELAND-1.5%
     Bank of Ireland                                             4,100               167,444
     CRH PLC                                                    16,681               206,550
                                                                                -------------
                                                                                     373,994

                            The accompanying notes are an integral part of the financial statements.

                                                                 8


                                                    HILLVIEW INVESTMENT TRUST II
                                                      INTERNATIONAL ALPHA FUND
                                                Portfolio of Investments (Continued)
                                                    December 31, 2002 (Unaudited)

                                                                  SHARES                VALUE
                                                             -----------------      -------------


ISRAEL-2.5%
     Check Point Software Technologies Ltd.*                          4,600        $       59,662
     Orbotech Ltd.*                                                  23,600               324,712
     Teva Pharmaceutical Industries Ltd. ADR                          6,900               266,409
                                                                                     -------------
                                                                                          650,783
ITALY-3.9%
     Banco Popolare di Verona                                        19,900               221,977
     Ducati Motor Holdings SPA*                                     231,000               435,108
     ENI SPA                                                         18,319               291,229
     Fila Holding SPA ADR                                            30,650                40,458
                                                                                     -------------
                                                                                          988,772
JAPAN-13.7%
     CANON, INC.                                                      6,000               226,005
     DAITO TRUST CONSTRUCTION CO., LTD.                               8,000               176,961
     Daiwa Securities Group, Inc.                                    74,000               328,625
     ITO-YOKADO CO., LTD. ADR                                         5,200               147,420
     Kao Corp.                                                       10,000               219,516
     MEITEC CORP.                                                    13,300               325,019
     Mitsubishi Corp.                                                28,000               171,063
     Nintendo Co., Ltd.                                               1,800               168,214
     NISSAN MOTOR CO., LTD. ADR                                      11,700               179,946
     Nomura Holdings, Inc.                                           16,000               179,860
     Nomura Holdings, Inc. ADR                                       19,400               210,878
     NTT DoCoMo, Inc. ADR                                            10,500               191,625
     SONY CORP.                                                       5,900               246,600
     SONY CORP. ADR                                                   4,500               185,895
     Takeda Chemical Industries, Ltd.                                 5,000               208,983
     Toyota Motor Corp.                                              11,800               317,199
                                                                                     -------------
                                                                                        3,483,809
MEXICO-5.2%
     Fomento Economico Mexicano SA ADR                                6,100               222,162
     Grupo Aeroportuario del Sureste SA ADR                          33,300               391,275
     Grupo Continental SA*                                          196,000               318,425
     Grupo Televisa SA ADR*                                          14,000               391,020
                                                                                     -------------
                                                                                        1,322,882
NETHERLANDS-5.7%
     Aegon N.V.                                                      12,916               166,165
     ASML Holding N.V.*                                              20,724               173,104
     Hunter Douglas NV                                               17,000               509,302
     ING Groep NV ADR                                                11,600               195,344
     TPG NV                                                          13,325               216,031
     VNU NV                                                           7,034               183,421
                                                                                     -------------
                                                                                        1,443,367
PORTUGAL-0.5%
     Portugal Telecom SGPS SA ADR                                    19,400               132,502
                                                                                     -------------

RUSSIA-1.3%
     YUKOS ADR                                                        2,400               338,231
                                                                                     -------------

SOUTH KOREA-5.9%
     Hyundai Motor Co., Ltd.                                          9,100               212,913
     Kookmin Bank ADR*                                                7,432               262,721
     KT Corp. ADR                                                     9,700               209,035
     Lotte Chilsung Beverage Co., Ltd.                                  640               302,180
     Samsung Electronics Co., Ltd. GDR (144A)                         1,300               172,084
     SK Telecom Co., Ltd.                                             1,800               347,540
                                                                                     -------------
                                                                                        1,506,473

                            The accompanying notes are an integral part of the financial statements.

                                                                 9


                                                    HILLVIEW INVESTMENT TRUST II
                                                      INTERNATIONAL ALPHA FUND
                                                Portfolio of Investments (Continued)
                                                    December 31, 2002 (Unaudited)

                                                            SHARES                VALUE
                                                       -----------------      -------------

SPAIN-0.8%
     Banco Santander Central Hispano SA ADR                    27,900          $    196,695
                                                                               -------------

SWEDEN-3.4%
     Autoliv, Inc. SDR                                         10,000               204,859
     Gambro AB, Class A                                        47,000               261,611
     Telefonaktiebolaget LM Ericsson, Class B                 556,700               389,733
                                                                               -------------
                                                                                    856,203
SWITZERLAND-7.4%
     Gurit-Heberlein AG                                           770               359,191
     Nestle SA                                                  1,521               322,309
     Novartis AG                                                9,200               335,679
     Swiss Re                                                   3,130               205,318
     UBS AG                                                     5,500               267,305
     UBS AG ADR                                                 4,000               192,480
     Vontobel Holding AG                                       12,500               197,080
                                                                               -------------
                                                                                  1,879,362
TAIWAN-0.9%
     Taiwan Semiconductor Manufacturing Co., Ltd.              27,500               193,875
     United Microelectronics Corp. ADR*                        11,270                37,867
                                                                               -------------
                                                                                    231,742
UNITED KINGDOM-21.0%
     Aegis Group PLC                                          248,600               313,176
     Amvescap PLC ADR                                          13,200               166,320
     AstraZeneca PLC                                            7,500               268,051
     BAA PLC                                                   21,060               170,880
     British Sky Broadcasting Group PLC*                       18,594               191,283
     Diageo PLC                                                27,800               302,101
     Enodis PLC*                                              327,200               258,115
     GlaxoSmithKline PLC                                       26,800               514,298
     HSBC Holdings PLC ADR                                      2,200               120,956
     Kingfisher PLC                                            45,000               161,193
     Man Group PLC                                             13,000               185,640
     Michael Page International PLC                           218,000               384,303
     National Grid Transco PLC                                 29,600               217,538
     P & O Princess Cruises PLC                                24,100               167,224
     Pearson PLC ADR                                           16,900               158,015
     Royal Bank of Scotland Group PLC                           9,802               234,812
     Royal Doulton PLC*                                     3,196,000               218,675
     Somerfield PLC                                           102,000               140,401
     Tesco PLC                                                 81,140               253,420
     Vodafone Group PLC                                       213,470               389,205
     Vodafone Group PLC ADR                                    12,900               233,748
     WPP Group PLC ADR                                          7,600               287,888
                                                                               -------------
                                                                                  5,337,242
TOTAL COMMON STOCKS
    (Cost-$28,814,804)                                                           24,627,899
                                                                               -------------

                            The accompanying notes are an integral part of the financial statements.

                                                                 10


                                                    HILLVIEW INVESTMENT TRUST II
                                                      INTERNATIONAL ALPHA FUND
                                                Portfolio of Investments (Concluded)
                                                    December 31, 2002 (Unaudited)

                                                                                                   PAR
SHORT-TERM INVESTMENTS-3.4%                                                                       (000)
                                                                                             -----------------
Wilmington Trust Prime Money Market Fund
    1.080%                                                                                    $         877               876,897
                                                                                                                     -------------

TOTAL SHORT-TERM INVESTMENTS
    (Cost-$876,897)                                                                                                       876,897
                                                                                                                     -------------

TOTAL INVESTMENTS-100.2%
    (Cost-$29,691,701)                                                                                                 25,504,796
                                                                                                                     -------------

LIABILITIES IN EXCESS OF OTHER ASSETS-(0.2%)                                                                              (48,083)
                                                                                                                     -------------

NET ASSETS-100.0%                                                                                                    $ 25,456,713
                                                                                                                     =============


--------------
ADR-American Depository Receipt
GDR-Global Depository Receipt
SDR-Sweden Depository Receipt
*  Non-income producing securities


                            The accompanying notes are an integral part of the financial statements.

                                                    HILLVIEW INVESTMENT TRUST II
                                                  HILLVIEW/REMS LEVERAGED REIT FUND
                                                      Portfolio of Investments
                                                    December 31, 2002 (Unaudited)


                                                           SHARES                VALUE
                                                       --------------      -------------

LONG POSITIONS-98.1%
COMMON STOCKS-71.3%

APARTMENTS-9.3%
     Archstone-Smith Trust**                                18,300          $   430,782
     BRE Properties, Inc. Class A                            8,100              252,720
     Home Properties of New York, Inc.                      12,256              422,219
                                                                           -------------
                                                                              1,105,721
DIVERSIFIED-12.1%
     Florida East Coast Industries, Inc., Class B           19,400              428,158
     iStar Financial Inc.                                   20,323              570,060
     Plum Creek Timber Company, Inc.                         3,900               92,040
     Sizeler Property Investors, Inc.                       62,495              580,579
                                                                           -------------
                                                                              1,670,837
HEALTH CARE-5.1%
     Healthcare Realty Trust, Inc.                          20,886              610,916
                                                                           -------------

HOTELS/RESORTS-10.3%
     Boca Resorts Inc., Class A*/**                         53,565              573,145
     Host Marriott Corp.*                                   28,300              250,455
     Winston Hotels, Inc.                                   51,725              403,455
                                                                           -------------
                                                                              1,227,055
INDUSTRIAL PROPERTY-3.5%
     Duke Realty Corp.                                      11,700              297,765
     First Industrial Realty Trust, Inc.                    15,000              420,000
                                                                           -------------
                                                                                717,765
OFFICE PROPERTY-10.0%
     Arden Realty, Inc.**                                   24,834              550,073
     Equity Office Properties Trust**                       19,900              497,102
     Kilroy Realty Corp.                                     6,700              154,435
                                                                           -------------
                                                                              1,201,610
REGIONAL MALLS-4.3%
     The Macerich Co.                                       16,651              512,018
                                                                           -------------

SHOPPING CENTERS-9.0%
     Heritage Property Investment Trust                     11,800              294,646
     IRT Property Co.                                       42,195              500,855
     Kimco Realty Corp.                                      9,300              284,952
                                                                           -------------
                                                                              1,080,453
STORAGE-3.3%
     Public Storage, Inc.-Dep Shares A                      14,775              394,788
                                                                           -------------

TOTAL COMMON STOCKS
    (Cost-$8,150,546)                                                         8,521,163
                                                                           -------------







                            The accompanying notes are an integral part of the financial statements.

                                                                 12


                                                    HILLVIEW INVESTMENT TRUST II
                                                  HILLVIEW/REMS LEVERAGED REIT FUND
                                                Portfolio of Investments (Continued)
                                                    December 31, 2002 (Unaudited)

                                                               SHARES                VALUE
                                                          -----------------      -------------

PREFERRED STOCKS-25.0%

APARTMENTS-5.3%
     Apartment Investments & Management Co. 8.750% D**            12,600         $    311,850
     BRE Properties 8.080% B                                       5,300              138,542
     Equity Residential 7.250% G                                   5,600              136,640
     Post Properties Inc. 7.625% C                                 1,900               44,935
                                                                                 -------------
                                                                                      631,967
HEALTH CARE-1.2%
     Health Care Property 8.700% B                                 5,837              148,260
                                                                                 -------------

HOTELS/RESORTS-2.5%
     Felcor Lodging Trust Inc. 9.000% B                           12,068              296,873
                                                                                 -------------

INDUSTRIAL PROPERTY-5.1%
     First Industrial Realty 7.900% E                             10,500              254,730
     ProLogis Trust 7.920% D*                                      5,300              132,765
     PS Business Parks Inc. 8.750% F**                            13,100              349,115
                                                                                 -------------
                                                                                      736,610
OFFICE PROPERTY-6.1%
     Crescent Real Estate 6.750% A**                              16,600              320,380
     Equity Office Properties Trust 7.750% G                       5,300              135,574
     Reckson Associates Realty 7.625% A                           12,000              270,000
                                                                                 -------------
                                                                                      725,954
REGIONAL MALLS-1.1%
     Simon Property Group Inc. 7.890% G                            2,600              131,040
                                                                                 -------------

SHOPPING CENTERS-2.6%
     Developer Diversified Realty 8.375% C                         1,700               42,245
     New Plan Excel Realty Trust 8.625% B*                        10,796              272,059
                                                                                 -------------
                                                                                      314,304
TOTAL PREFERRED STOCKS
    (Cost-$2,781,924)                                                               2,985,008
                                                                                 -------------

                                                                 PAR
SHORT-TERM INVESTMENTS-1.8%                                     (000)
                                                          -----------------
Fidelity Institutional Money Market Fund
     1.310%                                                 $    212,849              212,849
                                                                                 -------------

TOTAL SHORT-TERM INVESTMENTS
    (Cost-$212,849)                                                                   212,849
                                                                                 -------------

TOTAL LONG POSITIONS
    (Cost-$11,145,319)                                                             11,719,020
                                                                                 -------------

                            The accompanying notes are an integral part of the financial statements.

                                                                 13


                                                    HILLVIEW INVESTMENT TRUST II
                                                  HILLVIEW/REMS LEVERAGED REIT FUND
                                                Portfolio of Investments (Concluded)
                                                    December 31, 2002 (Unaudited)


                                                                                                  SHARES                VALUE
                                                                                             -----------------      -------------
SECURITIES SOLD SHORT-(6.8%)
COMMON STOCK "APARTMENTS"-(2.3%)
     Apartment Investment & Management Co., Class A                                                  (7,300)        $   (273,604)
                                                                                                                    -------------

MUTUAL FUND-(4.5%)
     iShares Dow Jones U.S. Real Estate Index Fund                                                   (6,987)            (540,095)
                                                                                                                    -------------

TOTAL SECURITIES SOLD SHORT
    (Proceeds-$824,277)                                                                                                 (813,699)
                                                                                                                    -------------

NET INVESTMENTS IN SECURITIES-91.3%
    (Cost-$10,321,042)                                                                                                10,905,321
                                                                                                                    -------------

OTHER ASSETS IN EXCESS OF LIABILITIES-8.7%                                                                             1,043,676
                                                                                                                    -------------

NET ASSETS-100.0%                                                                                                   $ 11,948,997
                                                                                                                    =============


------------------
* Non-income producing securities
**All or a portion of position is segregated as collateral for securities sold short.  The segregated market value of
   collateral segregated is $3,032,447.
REIT - Real Estate Investment Trust

                            The accompanying notes are an integral part of the financial statements.



                                                    HILLVIEW INVESTMENT TRUST II
                                                Statements of Assets and Liabilities
                                                          December 31, 2002
                                                             (Unaudited)

                                                                                         International     Hillview/REMS
                                                                         Alpha Fund       Alpha Fund     Leveraged REIT Fund
                                                                         ----------       ----------     -------------------
Assets
   Investments, at value (cost - $75,280,502, $29,691,701
                                    $11,145,319, respectively)          $ 67,796,473      $ 25,504,796      $ 11,719,020
   Foreign currency (cost - $0, $13,861, $0)                                       -             1,451                 -
   Deposits with brokers for securities sold short                                 -                 -           951,152
   Receivable for investments sold                                            30,908                 -                 -
   Dividends and interest receivable                                          32,095            27,098           103,715
   Reclaims receivable                                                             -            15,123                 -
   Prepaid expenses and other assets                                           8,510             5,705                 -
                                                                        ------------      ------------      ------------

     Total assets                                                         67,867,986        25,554,173        12,773,887
                                                                        ------------      ------------      ------------

Liabilities
   Investment advisory fees payable                                           52,605            15,505             2,058
   Securities sold short (proceeds $824,277)                                       -                 -           813,699
   Payable for investments purchased                                         145,427            43,248                 -
   Distributions payable                                                           -                 -             1,440
   Accrued expenses payable and other liabilities                             37,774            38,707             7,693
                                                                        ------------      ------------      ------------

     Total liabilities                                                       235,806            97,460           824,890
                                                                        ------------      ------------      ------------

Net Assets                                                              $ 67,632,180      $ 25,456,713      $ 11,948,997
                                                                        ============      ============      ============

Net Assets
   Capital stock, $0.001 par value (Class Y shares of beneficial
      interest issued and outstanding, unlimited shares authorized)     $      8,799      $      3,337      $        997
   Additional paid-in capital                                             83,138,977        39,368,566        11,372,044
   Undistributed net investment gain(loss)                                  (171,874)         (332,311)                -
   Accumulated net realized loss from investments
      and foreign currency transactions, if any                           (7,859,693)       (9,385,519)           (8,323)
   Net unrealized appreciation/(depreciation) on investments and
      foreign currency transactions, if any                               (7,484,029)       (4,197,360)          573,701
    Net unrealized appreciation on investments sold short                          -                 -            10,578
                                                                        ------------      ------------      ------------

   Net assets applicable to shares outstanding                          $ 67,632,180      $ 25,456,713      $ 11,948,997
                                                                        ============      ============      ============

Shares outstanding                                                         8,798,571         3,336,907           997,219
                                                                        ============      ============      ============

Net asset value, offering and redemption price per share                $       7.69      $       7.63      $      11.98
                                                                        ============      ============      ============
 (Net assets/shares outstanding = net asset value)


                         The accompanying notes are an integral part of the financial statements.

                                                    HILLVIEW INVESTMENT TRUST II
                                                      Statements of Operations
                                                             (Unaudited)

                                                                                             International        Hillview/REMS
                                                                             Alpha Fund        Alpha Fund      Leveraged REIT Fund
                                                                         -----------------  -----------------  -------------------
                                                                                                                  For the Period
                                                                             For the            For the         December 16, 2002*
                                                                         Six Months Ended   Six Months Ended        through
                                                                         December 31, 2002  December 31, 2002   December 31, 2002
                                                                         -----------------  -----------------   -----------------
Investment Income
    Dividends and reclaims                                                  $    302,057      $    180,121  **    $     63,790
    Interest                                                                      14,216             2,658               1,274
                                                                            ------------      ------------        ------------
    Foreign taxes withheld

      Investment Income                                                          316,273           182,779              65,064
                                                                            ------------      ------------        ------------

Expenses
    Advisory, management and sub-advisory fees                                   404,216           126,673               6,094
    Administration and accounting fees                                            78,632            51,136               1,992
    Audit and legal fees                                                          59,954            48,745                 822
    Custodian fees                                                                13,152            39,502                 654
    Transfer agent fees                                                           17,884            17,799               1,331
    Directors fees                                                                18,316             7,214                 232
    Insurance                                                                      5,016             1,728                  55
    Offering costs                                                                     -                 -               2,419
    Federal and state registration fees                                            3,749             3,767                  97
    Printing                                                                       2,132               802                  48
    Other                                                                            306               593                  43
                                                                            ------------      ------------        ------------

        Total expenses before waivers, reimbursements
                  and fees paid indirectly                                       603,357           297,959              13,787
     Less: waivers and reimbursements                                            (88,918)          (32,858)             (4,036)
     Less: fees paid indirectly                                                  (26,292)                -                   -
                                                                            ------------      ------------        ------------
        Net expenses after waivers, reimbursements
                  and fees paid indirectly                                       488,147           265,101               9,751
                                                                            ------------      ------------        ------------

Net investment income/(loss)                                                    (171,874)          (82,322)             55,313
                                                                            ------------      ------------        ------------

Net  realized and unrealized loss on investment Net realized loss from:
        Investments                                                           (6,272,302)       (2,965,522)             (4,323)
        Foreign currency transactions                                                  -           (50,071)                  -

     Net change in unrealized depreciation on:
        Investments                                                           (7,193,769)       (2,318,435)            (39,934)
        Foreign currency transactions                                                  -              (604)                  -
                                                                            ------------      ------------        ------------

     Net realized and unrealized loss on investments                         (13,466,071)       (5,334,632)            (44,257)
                                                                            ------------      ------------        ------------

Net increase(decrease) in net assets resulting
                 from operations                                            ($13,637,945)     ($ 5,416,954)       $     11,056
                                                                            ============      ============        ============

------------------
* Commencement of Operations
**Net of foreign withholding taxes of $20,609.

                         The accompanying notes are an integral part of the financial statements.


                                            [THIS PAGE INTENTIONALLY LEFT BLANK]


                                                                                      Alpha Fund
                                                                        -------------------------------------

                                                                             For the
                                                                         Six Months Ended      For the Fiscal
                                                                        December 31, 2002        Year Ended
                                                                           (Unaudited)          June 30, 2002
                                                                           -----------          -------------
Increase/(decrease) in net assets resulting
    from operations
    Net investment income/(loss)                                          ($    171,874)        ($    512,700)
    Net realized loss from investments and
       foreign currency transactions, if any                                 (6,272,302)             (596,054)
    Net change in unrealized appreciation/(depreciation) on
       investments and foreign currency transactions, if any                 (7,193,769)          (12,519,414)
                                                                          -------------         -------------

    Net increase(decrease) in net assets resulting from operations          (13,637,945)          (13,628,168)
                                                                          -------------         -------------

Dividends and distributions to shareholders from:
    Net investment income                                                             -                     -
    Net realized capital gains                                                        -              (105,942)
                                                                          -------------         -------------

    Total dividends and distributions to shareholders                                 -              (105,942)
                                                                          -------------         -------------

Capital Share Transactions (1):
    Shares issued from in-kind transfer (see Note 5)                                  -                     -
    Shares issued                                                             8,597,781            15,843,319
    Shares issued from reinvestment of cash distributions                             -                99,431
    Shares redeemed                                                         (11,820,709)          (21,624,324)
                                                                          -------------         -------------

    Net increase(decrease) in net assets derived
    from capital share transactions                                          (3,222,928)           (5,681,574)
                                                                          -------------         -------------

    Total increase(decrease) in net assets                                  (16,860,873)          (19,415,684)
                                                                          -------------         -------------

Net assets
    Beginning of period                                                      84,493,053           103,908,737

    End of period (including undistributed net investment                 $  67,632,180         $  84,493,053
       income/(loss) of $(171,874) and $0, respectively for               =============         =============
       Alpha Fund,  $(332,311) and $(249,989),  respectively for
       International Alpha Fund and $0 for the Hillview/REMS
       Leveraged REIT Fund)

--------------------------------------------------------------------------------------------------------------------
(1) Capital Shares Issued and Redeemed:
    Shares issued from in-kind transfer (see Note 5)                                  -                     -
    Shares issued                                                             1,103,727             1,594,245
    Shares issued from reinvestment of cash distributions                             -                 9,913
    Shares redeemed                                                          (1,547,976)           (2,184,054)
                                                                          -------------         -------------
                                                                               (444,249)             (579,896)
                                                                          =============         =============

                                                      Hillview/REMS
                                               International                     Leveraged
                                                 Alpha Fund                      REIT Fund
                                    --------------------------------------    ----------------
                                                                                For the Period
                                         For the                              December 16, 2002*
                                     Six Months Ended        For the Fiscal        through
                                    December 31, 2002          Year Ended     December 31, 2002
                                        (Unaudited)          June 30, 2002       (Unaudited)
                                        -----------          -------------       -----------


                                       ($     82,322)        $      91,833      $      55,313

                                          (3,015,593)           (4,625,002)            (4,323)

                                          (2,319,039)              124,526            (39,934)
                                       -------------         -------------      -------------

                                          (5,416,954)           (4,408,643)            11,056
                                       -------------         -------------      -------------


                                                   -              (172,245)           (38,675)
                                                   -                     -             (4,000)
                                       -------------         -------------      -------------

                                                   -              (172,245)           (42,675)
                                       -------------         -------------      -------------


                                                   -                     -         11,938,235
                                           2,983,788             5,827,889                  -
                                                   -               130,160             42,381
                                          (2,738,103)           (8,621,901)                 -
                                       -------------         -------------      -------------


                                             245,685            (2,663,852)        11,980,616
                                       -------------         -------------      -------------

                                          (5,171,269)           (7,244,740)        11,948,997
                                       -------------         -------------      -------------


                                          30,627,982            37,872,722                  -

                                       $  25,456,713         $  30,627,982      $  11,948,997
                                       =============         =============      =============




                         --------------------------------------------------------------------

                                                   -                     -            993,670
                                             375,884               607,087                  -
                                                   -                13,951              3,549
                                            (362,085)             (915,956)                 -
                                       -------------         -------------      -------------
                                              13,799              (294,918)           997,219
                                       =============         =============      =============

---------------------
*     Commencement of operations

                         The accompanying notes are an integral part of the financial statements.

                                                    HILLVIEW INVESTMENT TRUST II
                                                        Financial Highlights

                                                                  (For a share outstanding throughout each period)
                                                                                     Alpha Fund
                                                                --------------------------------------------------------

                                                                    For the                            For the Period
                                                                Six Months Ended        For the       September 1, 2000*
                                                                December 31, 2002   Fiscal Year Ended      through
                                                                   (Unaudited)        June 30, 2002     June 30, 2001
                                                                   -----------        -------------     -------------
Per Share Operating Performance
Net asset value, beginning of period                               $     9.14          $     10.58      $      12.00
                                                                   ----------          -----------      ------------

Net investment income/(loss)(1)                                         (0.02)               (0.05) (2)        (0.05) (2)
Net realized and unrealized loss on investments and
    foreign currency transactions, if any                               (1.43)               (1.38)            (1.37)
                                                                   ----------          -----------      ------------

Net decrease in net assets resulting from operations                    (1.45)               (1.43)            (1.42)

Dividends and distributions to shareholders from:
Net investment income                                                       -                    -                 -
Net realized capital gains                                                  -                (0.01)                -
                                                                   ----------          -----------      ------------

Total dividends and distributions to shareholders                           -                (0.01)                -

Net asset value, end of period                                     $     7.69          $      9.14      $      10.58
                                                                   ==========          ===========      ============

Total investment return(3)(4)                                          (15.86)%            (13.52)%          (11.83)%

Ratio/Supplemental Data
Net assets, end of period (000's omitted)                          $   67,632          $    84,493      $    103,909
Ratio of expenses to average net assets(1)                               1.45% (5)            1.30%             1.38% (5)
Ratio of expenses to average net assets including
     fees paid indirectly(1)                                             1.37% (5)            1.26%             1.38% (5)
Ratio of expenses to average net assets without waivers and
      reimbursements (including fees paid indirectly)                    1.62% (5)            1.64%             1.75% (5)
Ratio of net investment income/(loss) to average net assets(1)          (0.81)%(5)          (0.54)%           (0.52)% (5)
Portfolio turnover rate                                                    32% (4)             104%               76% (4)




---------------------
*     Commencement of operations
(1)   Includes effects of waivers and reimbursements.
(2)   Calculated using average shares outstanding.
(3)   Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)   Not annualized.
(5)   Annualized.



   (For a share outstanding throughout each period)          (For a share outstanding throughout each period)
              International Alpha Fund                            Hillview/REMS Leveraged REIT Fund
 ----------------------------------------------------        ------------------------------------------------

     For the                          For the Period                          For the Period
 Six Months Ended      For the       September 7, 2000*                     December 16, 2002*
 December 31, 2002  Fiscal Year Ended     through                               through
   (Unaudited)       June 30, 2002     June 30, 2001                        December 31, 2002
   -----------       -------------     -------------                           (Unaudited)
                                                                               -----------

  $      9.22       $     10.47        $     12.00                             $     12.00
  -----------       -----------        -----------                             -----------

        (0.17)             0.03 (2)           0.01                                    0.06

        (1.42)            (1.23)             (1.53)                                  (0.04)
  -----------       -----------        -----------                             -----------

        (1.59)            (1.20)             (1.52)                                   0.02


            -             (0.05)             (0.01)                                  (0.04)
            -                 -                  -                                       -
  -----------       -----------        -----------                             -----------

            -             (0.05)             (0.01)                                  (0.04)

  $      7.63       $      9.22        $     10.47                             $     11.98
  ===========       ===========        ===========                             ===========

      (17.25)%          (11.49)%           (12.65)%                                   0.20%


  $    25,457       $    30,628        $    37,873                             $    11,949
         2.02% (5)         1.66%              1.63% (5)                               2.00% (5)

         2.02% (5)         1.66%              1.63% (5)                               2.00% (5)

         2.27% (5)         2.24%              2.17% (5)                               2.83% (5)
       (0.88)% (5)         0.28%              0.93% (5)                              12.03% (5)
           40% (4)          145%                76% (4)                                  1% (4)


---------------------
*     Commencement of operations
(1)   Includes effects of waivers and reimbursements.
(2)   Calculated using average shares outstanding.
(3)   Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)   Not annualized.
(5)   Annualized.

                         The accompanying notes are an integral part of the financial statements.

                          Hillview Investment Trust II
                          Notes to Financial Statements
                                   (Unaudited)


1.   Organization

     Hillview Alpha Fund, Hillview International Alpha Fund, and Hillview/REMS Leveraged REIT Fund (collectively "Funds") are diversified series of Hillview Investment Trust II ("Trust"), an open-ended management investment company. The Trust was established as a Delaware business trust under a Declaration of Trust dated April 14, 2000. The Trust currently offers one class of shares, Class Y. Hillview Alpha Fund, Hillview International Alpha Fund and Hillview/REMS Leveraged REIT Fund commenced operations on September 1, 2000, September 7, 2000, and December 16, 2002, respectively.

     Costs incurred in connection with the organization of the Trust amounted to $72,646, $20,874, and $65,290 for the Hillview Alpha Fund, the Hillview International Alpha Fund and the Hillview/REMS Leveraged REIT Fund respectively, and were charged to the operations of the Funds prior to the commencement of operations. These costs are subject to the expense limitation agreements described in Note 3 below.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust.

     Portfolio Valuation - The net asset value of the Funds is determined at the close of regular trading on the New York Stock Exchange (normally at 4:00 p.m. Eastern time) on days the exchange is open. Each Fund's securities are valued at the last reported sales price on the national securities exchange or national securities market on which such shares are primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees. With the approval of the Board of Trustees, each Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset values of the Funds.

     Investment Transactions and Investment Income - Investment transactions are accounted for on the date on which the order to buy or sell is executed. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

     Expenses - Expenses directly attributable to a fund are charged to that Fund. Other expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

     Foreign Currency Translation - The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

                          Hillview Investment Trust II
                   Notes to Financial Statements (Continued)
                                   (Unaudited)

     Dividends and Distributions - Dividends from net investment income, if any, will be declared and paid at least annually to shareholders. Distributions from net realized capital gains, if any, will be distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within capital accounts based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification.

     Offering Costs - Certain costs incurred in connection with the initial offering of shares of the Hillview/REMS Leveraged REIT Fund amounted to $76,607. Such costs were deferred and are being amortized over 12 months following the commencement of operations.

     Foreign Withholding Taxes - Income received from sources outside the United States may be subject to withholding and other taxes imposed by countries other than the United States.

     Short Sales - A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash and securitied deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

     Repurchase Agreements - The Funds may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Funds enter into repurchase agreements are banks and broker/dealers that Hillview Capital Advisors, LLC (the investment advisor or "Hillview Advisors") considers creditworthy pursuant to criteria approved by the Board of Trustees. The seller under a repurchase agreement will be required to maintain the value of the securities provided as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. Default by or bankruptcy of the seller would, however, expose the Funds to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

     U.S. Federal Tax Status - No provision is made for U.S. federal income taxes as it is the Funds' intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and substantially all excise taxes.

     Risks and Concentrations - Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates. Some countries in which the Funds invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     The Funds' concentrated approach involves the risk of increased volatility due to fewer holdings. Because each sub-adviser invests in a limited number of securities, changes in the market value of a single issuer could affect the

                          Hillview Investment Trust II
                   Notes to Financial Statements (Continued)
                                   (Unaudited)

Funds' performance and net asset value more severely than if its holdings were more diversified. The Fund seeks to reduce such risk through the use of multiple sub-advisers.


3.   Transactions with Affiliates and Related Parties

Pursuant to an investment management contract between the Trust and Hillview Advisors, Hillview Advisors will manage the Funds' business and investment affairs. Hillview Advisors serves as the investment manager for the Funds under the terms of its investment management agreements with the Trust ("Hillview Agreements"). For its services under the Hillview Agreements, Hillview Advisors receives an annual fee of 0.25% of each Fund's average daily net assets. Hillview Advisors has voluntarily agreed to waive its fee through June 30, 2003 for the Hillview Alpha Fund and the Hillview International Alpha Fund. Hillview agreed to reimburse expenses for the period September 19, 2001 through June 30, 2002 to limit Other Expenses of the Fund (i.e. those expenses other than advisory fees and sub-advisory fees) to 0.40% of average daily net assets for the Hillview Alpha Fund and 0.80% of average daily net assets for the Hillview International Alpha Fund. Prior to September 19, 2001, Hillview Advisors voluntarily agreed to reimburse expenses to limit Other Expenses to 0.35% and 0.75% for the Hillview Alpha Fund and the Hillview International Fund,
respectively.   Effective  July  1,  2002,   Hillview  Advisors  terminated  its
agreements to reimburse Other Expenses of the Hillview Alpha Fund and the Hillview International Fund, respectively. Hillview Advisors may be reimbursed up to the amount of any previous payments pursuant to the agreements provided that the payments are reimbursed within three years of the original payment date and the combination of the Fund's Other Expenses and such reimbursements do not exceed the foregoing limitations. If actual Other Expenses are less than the stated contractual cap, and Hillview Advisors has recouped any eligible previous payments made, the Fund will be charged such lower expenses. Real Estate Management Services Group, LLC ("REMS Group"), the adviser to the Hillview/REMS Leveraged REIT Fund has agreed to waive its fees and reimburse expenses to limit the expenses of the Hillview/REMS Leveraged REIT Fund so that total Fund operating expenses (not including brokerage commissions, taxes, interest and extraordinary expenses) ("Total Expenses") shall not exceed 2.00% of the Fund's average annual assets through June 30, 2004. REMS Group may be reimbursed the amount of any such payments provided that the payments are reimbursed within three years of the payment being made and the combination of the Fund's Total Expenses and such reimbursements do not cause the expense ratio of the Fund to exceed 2.00% of the Fund's average annual assets. If actual Total Expenses are less than 2.00% and REMS Group has recouped any eligible previous payments made, the Fund will be charged such lower expenses. Amounts subject to possible reimbursement as of December 31, 2002 were $245,279, $168,518, and $65,290 for the Hillview Alpha Fund, the Hillview International Alpha Fund, and the Hillview/REMS Leveraged REIT Fund, respectively. For the six months ended December 31, 2002, Hillview Advisors investment advisory/management fees and waivers were as follows:

                                     Gross Advisor/Management                     Net Advisory/Management
Fund                                           Fees                Waivers                 Fees
----                                           ----                -------                 ----
Hillview Alpha Fund                          $88,918              $(88,918)                 --
Hillview International Alpha Fund             32,859               (32,859)                 --
Hillview/REMS Leveraged REIT Fund*             1,219                (1,219)**               --

-----------
*Commenced investment operations on December 16, 2002.
** Hillview Advisors is voluntarily waiving without any contractual obligation.

     The Hillview Alpha Fund pays sub-advisory fees to the sub-advisers based on annual percentage rates of the value of the portion of the Hillview Alpha Fund's portfolio managed by each sub-adviser. Harris Associates L.P. ("Harris") receives an annual sub-advisory fee of 0.75% of the average daily net assets on the first $20 million of the portion of the Fund's portfolio it manages, 0.60% of the average daily net assets on the next $55 million, and 0.55% of the rest of the portion of the Fund's assets it manages thereafter. Shaker Investments,

                          Hillview Investment Trust II
                   Notes to Financial Statements (Continued)
                                   (Unaudited)

Inc. ("Shaker Investments") receives an annual sub-advisory fee of 1.00% of the average daily net assets of the portion of the Fund's portfolio it manages. Pzena Investment Management LLC ("Pzena") receives an annual sub-advisory fee of 1.00% of the average daily net assets of the first $30 million of the portion of the Fund's portfolio it manages and 0.75% of the average daily net assets of the rest of the portion of the Fund's assets it manages thereafter. Frontier Capital Management Company, LLC ("Frontier") receives an annual sub-advisory fee of 1.00% of the average daily net assets of the first $25 million of the portion of the Fund's portfolio it manages and 0.75% of the average daily net assets of the rest of the portion of the Fund's portfolio it manages thereafter. Ironwood Capital Management, LLC ("Ironwood") receives an annual sub-advisory fee of 0.75% of the average daily net assets of the first $25 million of the portion of the Fund's portfolio it manages and 0.60% of the average daily net assets of the rest of the portion of the Fund's portfolio it manages thereafter. For the six months ended December 31, 2002, investment sub-advisory fees were $71,187, $52,094, $86,985, $54,440 and $50,592, respectively, for Harris, Shaker
Investments, Pzena, Frontier, and Ironwood.

     The Hillview International Alpha Fund pays sub-advisory fees to the sub-advisers based on annual percentage rates of the value of the portion of the Hillview International Alpha Fund's portfolio by each sub-adviser. Harris receives an annual sub-advisory fee of 0.75% of the average daily net assets on the first $25 million of the portion of the Fund's portfolio it manages, 0.70% of the average daily net assets of the next $25 million, 0.60% of the average daily net assets of the next $50 million and 0.50% of the average daily net assets of the rest of the portion of the Fund's assets it manages thereafter. BPI Global Asset Management LLP ("BPI") receives an annual sub-advisory fee of 0.80% of the average daily net assets on the first $20 million of the portion of the Fund's portfolio it manages, 0.60% of the average daily net assets on the next $30 million it manages, 0.50% of the average daily net assets of the next $50 million it manages, and a negotiable rate on amounts greater than $100 million that it manages. Deutsche Asset Management Investment Services, Ltd. ("Deutsche") receives an annual sub-advisory fee of 0.60% of the average daily net assets on the first $50 million of the portion of the Fund's portfolio it manages and 0.55% of the average daily net assets of amounts greater than $50 million. For the six months ended December 31, 2002, investment sub-advisory fees were $27,552, $25,902, and $40,360, respectively, for Harris, BPI, and Deutsche.

     The Hillview/REMS Leveraged REIT Fund pays advisory fees to REMS Group pursuant to an investment advisory agreement with the Trust. Under the advisory agreement, the Advisor receives a fee, computed daily and paid monthly, at the annual rate of 1.00% of the Fund's average daily net assets. For the period December 16, 2002 through December 31, 2002, the net investment advisory fee was $2,058.

     As of December 31, 2002, two officers and/or senior management of Hillview Advisors held less than 1% of the outstanding shares of each of the Hillview Alpha and Hillview International Alpha Funds. Additionally, as of December 31, 2002, Hillview Advisors held less than 1% of the outstanding shares of each of the Hillview Alpha and Hillview International Alpha Funds.

     PFPC, Inc. ("PFPC"), a wholly owned subsidiary of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator, accounting agent, and transfer and dividend disbursing agent for the Funds.

     PFPC Trust Co., a wholly owned subsidiary of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc., provides certain custodial services to the Funds.

     PFPC Distributors, Inc., a wholly owned subsidiary of PFPC Worldwide Inc., an indirect majority owned subsidiary of The PNC Financial Services Group, Inc., provides certain underwriting services to the Funds.

                          Hillview Investment Trust II
                   Notes to Financial Statements (Continued)
                                   (Unaudited)


4.   Investment in Securities

     For the six months ended December 31, 2002, aggregate purchases and sales of investment securities were as follows:


  Fund                                            Investment Securities
  ----                                            ---------------------
                                               Purchases            Sales
                                               ---------            -----
  Hillview Alpha Fund                         $22,409,647        $26,216,473
  Hillview International Alpha Fund            10,966,382         10,312,565
  Hillview/REMS Leveraged REIT Fund*              113,857            124,410
-----------
*Commenced investment operations on December 16, 2002.


5.   In-Kind Subscription

     On December 16, 2002, Hillview/REMS Leveraged REIT Fund had an in-kind subscription valued at $11,924,035. The assets, which consisted of cash, receivables, and securities, were contributed on a tax-free basis. The securities acquired were valued at $10,606,240. The cost of these securities was $9,982,026 with a net unrealized appreciation of $624,214.


6.   Shareholder Concentrations

     As of December 31, 2002 one shareholder held approximately 82%, 80%, and 59% of the outstanding shares of the Hillview Alpha Fund, Hillview International Alpha Fund, and the Hillview/REMS Leveraged REIT Fund, respectively. All three shareholders represent omnibus accounts, which are held on behalf of several individual shareholders none of whom hold more than 5% of the outstanding shares of the Fund.

7.   Directed Brokerage Agreement

     The Hillview Alpha Fund entered into an agreement with Fidelity Capital Markets ("FCM"), a brokerage services provider, whereby a portion of commissions earned by FCM on the Fund's security transactions would be used to pay a portion of the sub-advisory fees incurred by the Fund. For the six months ended December 31, 2002, $26,292 in brokerage commissions were used to pay sub-advisory fees incurred by the Fund.

8.   Federal Income Tax Information

     At December 31, 2002, Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:


                                                                                             Net Unrealized
                                        Federal Tax         Unrealized        Unrealized      Appreciation/
Fund                                       Cost            Appreciation      Depreciation     Depreciation
----                                       ----            ------------      ------------    --------------
Hillview Alpha Fund                     $75,806,942         $7,113,981      $(15,124,450)       $(8,010,469)
Hillview International Alpha             29,790,132          1,464,675         (5,760,466)       (4,295,791)
Hillview/REMS Leveraged REIT Fund        10,321,042            908,162           (323,883)           584,279

                          Hillview Investment Trust II
                   Notes to Financial Statements (Continued)
                                   (Unaudited)

     The tax year end for the Hillview/REMS Leveraged REIT Fund is December 31, 2002. At this time, the components of distributable earnings on a tax basis was as follows:



                                             Undistributed     Undistributed
Fund                                        Ordinary Income   Long-Term Gains
----                                        ---------------   ---------------
Hillview/REMS Leveraged REIT Fund                  --                --

     The  tax  year  ends  for  the   Hillview   Alpha  Fund  and  the  Hillview
International   Alpha  Fund  is  June  30.  At  this  time,  the  components  of distributable earnings on a tax basis were as follows:



                                             Undistributed     Undistributed
Fund                                        Ordinary Income   Long-Term Gains
----                                        ---------------   ---------------
Hillview Alpha Fund                                --                --
Hillview International Alpha                       --                --

     At June 30, 2002, the Funds had capital loss carryforwards available to offset future capital gains through the indicated expiration dates:

                                                 Expiring June 30,
Fund                                         2009                  2010
----                                         ----                  ----
Hillview Alpha Fund                            --               $1,084,519
Hillview International Alpha                 $52,049             3,064,370

     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended December 31, 2002, the Hillview/REMS Leveraged REIT Fund incurred post-October capital losses of $8,323. For the year ended June 30, 2002, the International Alpha Fund incurred post-October currency and capital losses of $179,629 and $3,122,134, respectively. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

     The tax character of dividends and distributions paid during the last two fiscal years or periods were as follows:


Fund                                        Ordinary Income   Long-Term Gains         Total
----                                        ---------------   ---------------         -----
Hillview/REMS Leveraged REIT Fund
                   2002                          $38,675           $4,000            $42,675
Hillview Alpha Fund
                   2002                            --            $105,942            105,942
                   2001                            --                --                 --
Hillview International Alpha
                   2002                          172,245             --              172,245
                   2001                           42,011             --               42,011

                          Hillview Investment Trust II
                   Notes to Financial Statements (Concluded)
                                   (Unaudited)


9.   Reclass of Capital Accounts

     For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the tax year ended December 31, 2002, the Funds recorded the following permanent reclassifications which arose primarily from non-deductible current net operating losses, treatment of foreign currency transactions, non-taxable dividends, deferral of losses on wash sales, investments in passive foreign investment companies and investments in REITS. The reclassifications have no impact on the net assets or net asset values of the Funds. The Funds recorded reclassifications to increase (decrease) the accounts listed below:


                                               Undistributed         Additional
                                               net investment         Paid-in
                                                Income (loss)         Capital
                                                -------------         -------

       Hillview/REMS Leveraged REIT Fund          $(16,638)           $16,638